Note 8 - Other Intangible Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(
8
)
Other
Intangible
Assets

The following is an analysis of the core deposit intangible activity for the years ended
December
31:

	Core Deposit Intangible	Accumulated Amortization	Net Core Deposit Intangible

Core Deposit Intangible
Balance, December 31, 2014	$1,056,693	(904,681)	152,012

Amortization Expense	-	(35,748)	(35,748)

Balance, December 31, 2015	$1,056,693	$(940,429)	$116,264

Amortization Expense	-	(35,749)	(35,749)

Balance, December 31, 201 6	$1,056,693	$(976,178)	$80,515

Amortization expense related to the core deposit intangible was
$35,749,
$35,748,
and
$35,749
for the years ended
December
31,
2016,
2015
and
2014.
Amortizations expense will continue at an annual rate of approximately
$35,749
through the
first
quarter of
2019,
at which point the core deposit will be fully amortized.